Reverse Merger (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 31, 2024 shares	Aug. 14, 2024 USD ($) shares	Aug. 13, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)
Reverse Merger [Line Items]
PIPE financing (in Dollars) | $		$ 500
Common stock share authorized				500,000,000	18,858,216
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Share authorized			50,000,000
Preferred stock par value (in Dollars per share) | $ / shares			$ 0.0001
Common stock, voting right for each share held				1
Preferred stock issue
Preferred stock outstanding
Aggregate share				3,335,864
Gross proceeds (in Dollars) | $				$ 5,268
Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger [Line Items]
Reserve capitalization			0.29489
Transaction costs (in Dollars) | $			$ 11,600
Golden Arrow Merger Corp. (“GAMC”) [Member] | Public Placement Warrant and Private Placement Warrant [Member]
Reverse Merger [Line Items]
Warrant to purchase			1
PIPE Subscribers [Member]
Reverse Merger [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ 10
Aggregate purchase price (in Dollars) | $			$ 27,900
Gross proceeds (in Dollars) | $		$ 4,700
The Sponsor [Member]
Reverse Merger [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ 10
Aggregate purchase price (in Dollars) | $			$ 8,000
Convertible Debt [Member] | Second Bridge Convertible Note [Member]
Reverse Merger [Line Items]
Convertible notes (in Dollars) | $							$ 5,000
Convertible Debt [Member] | Third Bridge Convertible Note [Member]
Reverse Merger [Line Items]
Convertible notes (in Dollars) | $						$ 17,700
Common Stock [Member]
Reverse Merger [Line Items]
Common stock share authorized				500,000,000	18,858,216
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001
Common Stock [Member] | Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger [Line Items]
Common stock share authorized			500,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001
Aggregate share			23,172,271
Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger [Line Items]
Common stock, voting right for each share held			1
Class A Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001
Reserve capitalization			one-for-one
Class B Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001
Reserve capitalization			one-for-one
Private Placement [Member] | PIPE Subscribers [Member]
Reverse Merger [Line Items]
Purchase of private placement	2,787,457
PIPE subscribers purchased		470,120
Private Placement [Member] | The Sponsor [Member]
Reverse Merger [Line Items]
Purchase of private placement	800,000